Note 4 - Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Furniture, fixtures, and equipment	$ 0		$ 8,403	$ 8,403
Loss on disposal of fixed and intangible assets			(258,766)
Depreciation Expense	27,247	$ 706	41,676	2,810
Furniture and Fixtures
Loss on disposal of fixed and intangible assets	0		3,766	0
Depreciation Expense	0	706	1,412	2,810
Software and Software Development Costs
Amortization expense	$ 27,247	$ 0	$ 40,264	$ 0